PROVISIONS, COMMITMENTS AND CONTINGENCIES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended	90 Months Ended
	Jul. 01, 2022	Jul. 02, 2021
Coal
Disclosure of other provisions [line items]
Royalty income		€ 50
Mineral rights | Glencore VS the State of Queensland
Disclosure of other provisions [line items]
Estimated financial effect of contingent assets	€ 33
Iberia
Disclosure of other provisions [line items]
Restructuring charge	€ 81